Stock Options	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Stock Options

On March 9, 2006, the Company filed a Form S-8 registration statement in connection with its newly adopted 2006 Stock Option Plan (the “2006 Plan”) allowing for the direct award of shares or granting of stock options to acquire up to a total of 2,000,000 common shares. On December 18, 2006, February 16, 2007, July 11, 2007, September 29, 2009, May 3, 2011 and March 1, 2012 the 2006 Plan was amended to increase the stock option pool by a total of 25,000,000 additional common shares.

The following table summarizes the continuity of the Company's stock options, all of which vest on the grant date:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding and exercisable, June 30, 2010	13,620,000	0.30
Granted	1,100,000	0.25
Cancelled	(590,000)	0.57

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,665,000	0.27
Exercised	(460,000)	0.15
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, March 31, 2012	23,560,000	0.29

The following is a summary stock options outstanding as of March 31, 2012:

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.15	2,395,000	July 11, 2012
0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,575,000	July 1, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017

0.29	23,560,000